SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Deutsche Enhanced Global Bond Fund
Effective on or about October 2, 2017, the SAI is supplemented as follows:
Deutsche Enhanced Global Bond Fund will be renamed Deutsche High Conviction Global Bond Fund. All references in the Statement of Additional Information to the Deutsche Enhanced Global Bond Fund will be superseded with Deutsche High Conviction Global Bond Fund.
The following disclosure replaces the sub-section entitled “Subadvisor” of the “DEFINITIONS” section of Part I of the fund’s Statement of Additional Information:
“Subadvisors” – For Deutsche Emerging Markets Equity Fund: Deutsche Alternative Asset Management (Global) Limited, 1 Great Winchester Street, London, United Kingdom, EC2N 2DB, and Deutsche Asset Management (Hong Kong) Limited (DeAM HK), Level 52, International Commerce Centre, 1 Austin Road West, Kowloon, Hong Kong. For Deutsche High Conviction Global Bond Fund: Deutsche Asset Management International GmbH (Deutsche AM International GmbH), Mainzer Landstrasse 11-17, Frankfurt am Main, Germany 60329.
The following information is removed from the disclosure relating to the fund contained in “PART I: APPENDIX I-I — “INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS” in the fund’s Statement of Additional Information:
Currency Strategies
Effective July 1, 2017, the SAI is supplemented as follows:
The following information is added to the existing disclosure relating to the fund in the “PART I: APPENDIX I-E — SERVICE PROVIDER COMPENSATION” section of the fund’s Statement of Additional Information:
Effective July 1, 2017, Deutsche Enhanced Global Bond Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.31% of the fund’s average daily net assets.

The following replaces similar information relating to the fund under the “PART II: APPENDIX II-C — FEE RATES OF SERVICE PROVIDERS” section of the fund’s Statement of Additional Information:
Fund Name	Management Fee Rate
Deutsche Enhanced Global Bond Fund	0.31%
Please Retain This Supplement for Future Reference
July 25, 2017
SAISTKR-360